UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Hedged Equity ETF (THEQ)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Hedged Equity ETF (the "fund") for the period of March 26, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity ETF	$5	0.19%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,090
  Number of Portfolio Holdings118
  Portfolio Turnover Rate7.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Exchange-Traded Funds	81.5%
Information Technology	2.7
Financials	1.8
Health Care	1.5
Industrials & Business Services	1.1
Consumer Staples	1.1
Utilities	0.8
Consumer Discretionary	0.7
Communication Services	0.5
Other	8.3

Top Ten Holdings (as a % of Net Assets)

T.Rowe Price U.S. Equity Research ETF	81.5%
Microsoft	0.3
McKesson	0.2
Cencora	0.2
Procter & Gamble	0.2
Mastercard	0.2
Visa	0.2
Chubb	0.2
Cboe Global Markets	0.2
Walmart	0.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Hedged Equity ETF (THEQ)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1177-053 08/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
T. ROWE PRICE
THEQ	Hedged Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

3/26/25(1) Through
6/30/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.02
Net realized and unrealized gain/loss	1.27
Total from investment activities	1.29
NET ASSET VALUE
End of period	$ 26.29
Ratios/Supplemental Data
Total return, based on NAV(3)(4)(5)	5.16%
Ratios to average net assets:(3)(4)
Gross expenses before waivers/payments by Price Associates	0.46%(6)
Net expenses after waivers/payments by Price Associates	0.19%(6)
Net investment income	0.33%(6)
Portfolio turnover rate(4)(7)	7.2%
Net assets, end of period (in thousands)	$ 17,090

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Reflects the activity of the fund, and does not include the activity of the underlying funds. However, investment performance of the fund is directly related to the investment performance of the underlying funds in which it invests.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying funds.
(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

June 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 10.7%
COMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.2%
AT&T	439	13
Verizon Communications	704	30
		43
Entertainment 0.0%
Electronic Arts	44	7
		7
Interactive Media & Services 0.1%
Meta Platforms, Class A	21	16
		16
Wireless Telecommunication Services 0.2%
T-Mobile US	118	28
		28
Total Communication Services		94
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.2%
McDonald's	105	31
Yum! Brands	35	5
		36
Specialty Retail 0.5%
AutoZone (1)	8	30
Home Depot	11	4
Lowe's	52	12
O'Reilly Automotive (1)	203	18

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
TJX	101	12
		76
Total Consumer Discretionary		112
CONSUMER STAPLES 1.1%
Beverages 0.2%
Keurig Dr Pepper	353	12
Molson Coors Beverage, Class B	180	8
PepsiCo	74	10
		30
Consumer Staples Distribution & Retail 0.2%
Walmart	330	32
		32
Food Products 0.1%
General Mills	206	11
Ingredion	67	9
Kraft Heinz	231	6
		26
Household Products 0.5%
Colgate-Palmolive	333	30
Kimberly-Clark	128	16
Procter & Gamble	224	36
		82
Tobacco 0.1%
Philip Morris International	93	17
		17
Total Consumer Staples		187
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
ConocoPhillips	123	11

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
EOG Resources	134	16
Exxon Mobil	267	29
Williams	166	10
Total Energy		66
FINANCIALS 1.8%
Capital Markets 0.4%
Bank of New York Mellon	84	7
Cboe Global Markets	141	33
CME Group	101	28
		68
Financial Services 0.6%
Berkshire Hathaway, Class B (1)	59	29
Mastercard, Class A	62	35
Visa, Class A	94	33
		97
Insurance 0.8%
Allstate	115	23
Arthur J. Gallagher	15	5
Chubb	115	33
Hartford Insurance Group	131	17
Marsh & McLennan	78	17
Progressive	68	18
RenaissanceRe Holdings	56	14
Travelers	40	11
		138
Total Financials		303
HEALTH CARE 1.5%
Biotechnology 0.3%
AbbVie	158	29
Gilead Sciences	87	10

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Regeneron Pharmaceuticals	7	4
		43
Health Care Equipment & Supplies 0.3%
Becton Dickinson	36	6
Medtronic	191	17
ResMed	54	14
Zimmer Biomet Holdings	109	10
		47
Health Care Providers & Services 0.6%
Cencora	128	38
Encompass Health	76	9
McKesson	58	43
UnitedHealth Group	42	13
		103
Life Sciences Tools & Services 0.0%
Agilent Technologies	72	8
		8
Pharmaceuticals 0.3%
Bristol-Myers Squibb	185	9
Eli Lilly	9	7
Johnson & Johnson	139	21
Merck	171	13
		50
Total Health Care		251
INDUSTRIALS & BUSINESS SERVICES 1.1%
Aerospace & Defense 0.1%
Lockheed Martin	16	7
Northrop Grumman	21	11
		18

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.4%
Republic Services	111	27
Waste Connections	108	20
Waste Management	87	20
		67
Ground Transportation 0.0%
CSX	167	6
		6
Industrial Conglomerates 0.2%
Roper Technologies	53	30
		30
Professional Services 0.4%
Automatic Data Processing	49	15
Booz Allen Hamilton Holding	152	16
Broadridge Financial Solutions	30	7
SS&C Technologies Holdings	164	14
Verisk Analytics	62	19
		71
Total Industrials & Business Services		192
INFORMATION TECHNOLOGY 2.7%
Communications Equipment 0.4%
Cisco Systems	396	27
F5 (1)	53	16
Juniper Networks	255	10
Motorola Solutions	37	16
		69
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	182	18
TE Connectivity	95	16

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Teledyne Technologies (1)	27	14
		48
IT Services 0.8%
Accenture, Class A	96	29
Akamai Technologies (1)	164	13
Amdocs	133	12
Cognizant Technology Solutions, Class A	278	22
GoDaddy, Class A (1)	101	18
International Business Machines	81	24
VeriSign	43	12
		130
Semiconductors & Semiconductor Equipment 0.0%
Texas Instruments	32	7
		7
Software 1.1%
Check Point Software Technologies (1)	58	13
Fair Isaac (1)	4	7
Fortinet (1)	202	21
Gen Digital	528	16
Microsoft	103	51
Oracle	85	19
Palo Alto Networks (1)	66	14
PTC (1)	101	17
Salesforce.com	18	5
ServiceNow (1)	17	17
Workday (1)	29	7
Zoom Communications (1)	63	5
		192
Technology Hardware, Storage & Peripherals 0.1%
Apple	21	4

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
NetApp	130	14
		18
Total Information Technology		464
MATERIALS 0.1%
Chemicals 0.1%
Corteva	171	13
Linde	29	13
Total Materials		26
UTILITIES 0.8%
Electric Utilities 0.5%
Duke Energy	234	28
Entergy	55	4
Evergy	204	14
Southern	188	17
Xcel Energy	245	17
		80
Gas Utilities 0.1%
Atmos Energy	47	8
		8
Multi-Utilities 0.2%
Ameren	90	9
CMS Energy	160	11
Consolidated Edison	93	9
DTE Energy	68	9
WEC Energy Group	30	3
		41
Total Utilities		129
Total Common Stocks (Cost $1,801)		1,824

T. ROWE PRICE HEDGED EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
EXCHANGE-TRADED FUNDS 81.5%
Exchange-Traded Funds 81.5%
T. Rowe Price U.S. Equity Research ETF (2)	358,186	13,930
Total Exchange-Traded Funds (Cost $12,775)		13,930
SHORT-TERM INVESTMENTS 7.6%
Money Market Funds 5.4%
T. Rowe Price Treasury Reserve Fund, 4.38% (2)(3)	927,562	927
U.S. Treasury Obligations 2.2%
U.S. Treasury Bills, 4.24%, 7/10/25 (4)	380,000	380
Total Short-Term Investments (Cost $1,307)		1,307

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.2%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 3/20/26 @ $5,150	2	1,241	18
S&P 500 Index, Put, 6/18/26 @ $5,200	1	620	13
Total Options Purchased (Cost $48)			31

Total Investments in Securities 100.0% of Net Assets (Cost $15,931)	$17,092

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.
(3)	Seven-day yield
(4)	At June 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 7 E-mini S&P 500 contracts	09/25	(2,119)	$(70)
Long, 19 U.S. Treasury Notes ten year contracts	09/25	2,094	37
Net payments (receipts) of variation margin to date			29
Variation margin receivable (payable) on open futures contracts			$(4)

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price U.S. Equity Research ETF	$1	$1,155	$—
T. Rowe Price Treasury Reserve Fund	—	—	9
Totals	$1#	$1,155	$9+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 6/30/25
T. Rowe Price U.S. Equity Research ETF	$—	13,619	845	$13,930
T. Rowe Price Treasury Reserve Fund	—	¤	¤	927
	Total			$14,857^

#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $9 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $13,702.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

June 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $15,931)	$17,092
Dividends receivable	5
Total assets	17,097
Liabilities
Variation margin payable on futures contracts	4
Investment management and administrative fees payable	3
Total liabilities	7
NET ASSETS	$17,090
Net Assets Consists of:
Total distributable earnings (loss)	$829
Paid-in capital applicable to 650,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	16,261
NET ASSETS	$17,090
NET ASSET VALUE PER SHARE	$26.29
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
3/26/25 Through
6/30/25
Investment Income (Loss)
Income
Dividend	$16
Interest	5
Total income	21
Expenses
Investment management and administrative expense	19
Waived / paid by Price Associates	(11)
Total expenses	8
Net investment income	13
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(14)
Futures	(298)
Net realized loss	(312)
Change in net unrealized gain / loss
Securities	1,161
Futures	(33)
Change in unrealized gain / loss	1,128
Net realized and unrealized gain / loss	816
INCREASE IN NET ASSETS FROM OPERATIONS	$829
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
3/26/25 Through
6/30/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$13
Net realized loss	(312)
Change in net unrealized gain / loss	1,128
Increase in net assets from operations	829
Capital share transactions*
Shares sold	16,261
Increase in net assets from capital share transactions	16,261
Net Assets
Increase during period	17,090
Beginning of period	-
End of period	$17,090
*Share information (000s)
Shares sold	650
Increase in shares outstanding	650
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Hedged Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on March 26, 2025. The fund seeks to provide long-term capital growth. As part of the long equity strategy, the majority of the fund invests in T. Rowe Price and third-party exchange-traded funds and particularly in the T. Rowe Price U.S. Equity Research ETF.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually.

T. ROWE PRICE HEDGED EQUITY ETF

A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE HEDGED EQUITY ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE HEDGED EQUITY ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are

T. ROWE PRICE HEDGED EQUITY ETF

reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,824	$—	$—	$1,824
Exchange-Traded Funds	13,930	—	—	13,930
Short-Term Investments	927	380	—	1,307
Options Purchased	—	31	—	31
Total Securities	16,681	411	—	17,092
Futures Contracts*	37	—	—	37
Total	$16,718	$411	$—	$17,129
Liabilities
Futures Contracts*	$70	$—	$—	$70

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the period ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are

T. ROWE PRICE HEDGED EQUITY ETF

consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$37
Equity derivatives	Securities^	31
Total		$68
Liabilities
Equity derivatives	Futures	$70

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE HEDGED EQUITY ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Futures	Total
Realized Gain (Loss)
Interest rate derivatives	$—	$(6)	$(6)
Equity derivatives	(4)	(292)	(296)
Total	$(4)	$(298)	$(302)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$—	$37	$37
Equity derivatives	(17)	(70)	(87)
Total	$(17)	$(33)	$(50)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is

T. ROWE PRICE HEDGED EQUITY ETF

subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $231,000 has been posted by the fund for exchange-traded and /or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the period ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 25% and 31% of net assets.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are

T. ROWE PRICE HEDGED EQUITY ETF

separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $14,503,000 and $1,051,000, respectively, for the period ended June 30, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $1,150,000 and $0, respectively, for the period ended June 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE HEDGED EQUITY ETF

At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $15,931,000. Net unrealized gain aggregated $1,128,000 at period-end, of which $1,268,000 related to appreciated investments and $140,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.46% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve  Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees

T. ROWE PRICE HEDGED EQUITY ETF

(paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the period ended June 30, 2025, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price U.S. Equity Research ETF	0.34%	$11
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 600,000 shares of the fund, representing 92% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

T. ROWE PRICE HEDGED EQUITY ETF

the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on October 24, 2024 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses

T. ROWE PRICE HEDGED EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1177-051 08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025